UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2017 (Unaudited)

Deutsche Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.1%
Massachusetts 95.9%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,762,567
Series A, 4.0%, 4/1/2028	3,435,000	3,749,818
Series A, 4.0%, 3/1/2029	2,500,000	2,738,150
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,078,061
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,501,962
Series A, 5.0%, 11/1/2030	500,000	580,905
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,700,503
Series A, Prerefunded, 5.25%, 7/1/2034	490,000	511,281
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series B, 5.0%, 7/1/2035	3,970,000	4,358,703
Series A, 5.25%, 7/1/2021	2,000,000	2,309,700
Series C, ETM, 5.5%, 7/1/2017	165,000	165,021
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028	10,000,000	12,747,200
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,136,760
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,752,802
Series 19, 4.0%, 2/1/2038	1,655,000	1,761,350
Series 18, 5.0%, 2/1/2040	3,000,000	3,435,120
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,551,837
Massachusetts, State College Building Authority Project Revenue, Series A, Prerefunded, 5.5%, 5/1/2039	5,730,000	6,198,256
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,254,540
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	15,629,760
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,898,205
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,777,000
Massachusetts, State Development Finance Agency Revenue, Bentley University:
5.0%, 7/1/2028	2,250,000	2,443,725
5.0%, 7/1/2040	1,750,000	2,003,540
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2039	2,000,000	2,310,520
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,097,160
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, Prerefunded, 5.0%, 7/1/2022	1,000,000	1,000,120
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,073,940
Series R-1, 5.0%, 7/1/2031	3,000,000	3,303,000
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	376,992
Series BB2, 4.0%, 10/1/2037	2,000,000	2,109,140
Series X, 5.0%, 10/1/2048	1,500,000	1,689,510
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,296,500
Series I, 5.0%, 7/1/2036	1,000,000	1,149,960
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	538,805
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross:
Series B, 5.0%, 9/1/2026	1,020,000	1,067,012
Series A, 5.0%, 9/1/2041	2,000,000	2,330,700
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,443,970
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036	5,000,000	5,472,100
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,458,875
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	327,629	7,748
Series A-2, 5.5%, 11/15/2046	65,870	64,089
Series A-1, 6.25%, 11/15/2026	1,235,770	1,291,404
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	557,895
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,848,950
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	555,795
Series L, 5.0%, 7/1/2041	2,000,000	2,217,500
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,085,110
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,024,160
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,594,150
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,000,000	2,260,360
5.0%, 7/1/2036	800,000	901,976
Series A, 5.75%, 7/1/2039	3,350,000	3,600,915
Series A, Prerefunded, 5.75%, 7/1/2039	6,650,000	7,255,349
Massachusetts, State Development Finance Agency Revenue, UMass Boston Student Housing Project, 5.0%, 10/1/2041	2,250,000	2,464,785
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	2,500,000	2,797,700
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	4,004,665
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	6,000,000	6,056,940
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2034	485,000	561,814
5.0%, 9/1/2040	3,500,000	3,827,180
5.0%, 9/1/2045	2,000,000	2,185,680
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,424,613
Massachusetts, State General Obligation:
Series A, 1.244% **, 11/1/2018	5,000,000	5,000,400
Series G, 4.0%, 9/1/2034	3,000,000	3,211,500
Series G, 4.0%, 9/1/2037	5,000,000	5,295,100
Series A, 5.0%, 7/1/2036	7,000,000	8,129,940
Series A, 5.0%, 3/1/2041	5,000,000	5,730,250
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	235,000	237,404
Series A, 5.0%, 10/1/2037	690,000	696,679
Series A, Prerefunded, 5.0%, 10/1/2037	4,170,000	4,214,661
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, Prerefunded, 5.125%, 7/1/2033	3,245,000	3,381,907
Series B-2, Prerefunded, 5.375%, 2/1/2026, INS: NATL	695,000	728,548
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,495,000	1,618,532
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,985,430
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,252,280
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,267,110
5.375%, 7/1/2025	1,285,000	1,390,588
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, Prerefunded, 5.0%, 5/1/2029	1,500,000	1,608,120
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, Prerefunded, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,708,075
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,281,430
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	10,686,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,202,621
Series M, 5.5%, 2/15/2028	3,000,000	3,894,150
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,646,865
Series B, 5.0%, 7/1/2034	1,350,000	1,482,179
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,433,134
Series A, 5.0%, 7/1/2040	3,500,000	4,045,930
Series B, 5.0%, 7/1/2040	8,500,000	9,300,785
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,013,100
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	8,528,000
Series B, 5.0%, 1/15/2031	4,480,000	5,238,733
Series A, Prerefunded, 5.0%, 8/15/2037, INS: AMBAC	20,000	20,106
Series C, 5.0%, 8/15/2037	3,000,000	3,476,550
Series B, 5.25%, 10/15/2035	10,000,000	11,516,400
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program:
Series A, 5.0%, 6/1/2038	1,250,000	1,404,875
Series A, 5.0%, 6/1/2044	2,500,000	2,855,550
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.0%, 6/1/2038	5,850,000	6,859,476
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,822,650
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,405,840
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	115,415
Series 11, 5.0%, 8/1/2020	100,000	100,344
5.25%, 8/1/2031, g	12,615,000	16,157,923
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2036	2,500,000	2,884,325
Series A, Prerefunded, 5.0%, 8/1/2039	5,115,000	5,533,151
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	1,837,100
Series A, Prerefunded, 5.25%, 8/1/2026, INS: NATL	120,000	120,462
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,550,087
Massachusetts, State Water Resources Authority Revenue, Green bond, Series C, 4.0%, 8/1/2040	10,425,000	11,060,925
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	775,000	806,450
Newton, MA, General Obligation, 3.0%, 4/1/2033	3,490,000	3,522,108
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,678,400
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,868,280
5.0%, 5/1/2030	1,595,000	1,800,436
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,424,039
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,637,150
University of Massachusetts, Building Authority Project Revenue:
Series 2009-1, Prerefunded, 5.0%, 5/1/2034	720,000	772,171
Series 1, 5.0%, 11/1/2036	6,035,000	7,025,525
University of Massachusetts, State Building Authority Revenue, Series 3, 5.0%, 11/1/2037	3,000,000	3,567,900
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,560,358
		405,947,295
Guam 2.2%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, Prerefunded, 5.625%, 12/1/2029	3,920,000	4,343,124
Series A, Prerefunded, 5.75%, 12/1/2034	3,725,000	4,138,177
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	365,837
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	415,000	465,269
		9,312,407
Total Municipal Bonds and Notes (Cost $395,093,714)		415,259,702
Underlying Municipal Bonds of Inverse Floaters (a) 4.0%
Massachusetts
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (b) (Cost $15,220,879)	15,000,000	16,765,350
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 8.48%, 2/1/2018, Leverage Factor at purchase date: 2 to 1
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $410,314,593) †	102.1	432,025,052
Floating Rate Notes (a)	(1.8)	(7,500,000)
Other Assets and Liabilities, Net	(0.3)	(1,324,668)
Net Assets	100.0	423,200,384

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.
† The cost for federal income tax purposes was $411,553,238. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $20,471,814. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,704,013 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,232,199.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$432,025,052	$—	$432,025,052
Total	$—	$432,025,052	$—	$432,025,052

There have been no transfers between fair value measurement levels during the period ended June 30, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Massachusetts Tax-Free Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017